UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL  60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL  60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Dividend Total Return Fund

Semi-Annual Report
March 31, 2014

Table of Contents

Shareholder Letter	3
Discussion of Fund Performance	4
Portfolio Manager Letter	6
Fund Risk Disclosures	8
Overview of Fund Expenses	10
Portfolio of Investments	11
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Board Considerations Regarding the Approval of the Investment Management Agreement
and Investment Sub-Advisory Agreement	22
Board of Trustees and Officers	24
General Information	31

Not FDIC or Government Insured, No Bank Guarantee, May Lose Value

Dear Shareholder,

The six month period ended March 31, 2014 saw the US equity market, as measured by the S&P 500 Index, gain 12.51%. However, the road to that result was comprised of two distinctly different periods.

The fourth quarter 2013 saw the S&P 500 Index gain 10.51%, fueled by increased investor optimism and stronger economic data, including an increase in consumer spending and an improved labor market. The fourth quarter was also a period in which non-dividend paying and lower quality stocks outperformed dividend paying and higher quality stocks.

The Federal Reserve’s announcement that it would begin to taper its securities purchases, along with improving economic data, helped push interest rates up during the fourth quarter. The yield on the 30 year Treasury rose to just under 4%, while the yield on the 10 year Treasury rose to just over 3%.

The first quarter 2014 saw a reversal of the trends that dominated the fourth quarter 2013. Investor optimism faded on disappointing employment and spending data. Dividend paying and higher quality stocks outperformed non-dividend paying and lower quality stocks in the quarter. Severe winter weather also had an adverse impact on economic activity. Equity markets experienced increased trading volatility. The US equity markets sold off in January 2014, then recovered in February and March 2014 to post a modest gain of 1.81% for the quarter ended March 31, 2014.

In the first quarter of 2014 Treasury yields also experienced a reversal of trends that dominated the fourth quarter of 2013 as the yield on the 30 year Treasury fell to just under 2.75% and the yield on the 10 year Treasury fell to just over 3.50%. Investors seeking refuge from trading volatility in the equity markets paired with mixed economic data contributed to a rally in the 10 and 30 year Treasury in the first quarter of 2014.

The Destra Dividend Total Return Fund posted solid performance for the six month period ended March 31, 2014. Our investment manager continues to adhere to their investment strategy and focus on attempting to limit downside risk when markets are down while participating in the upside when markets go up. This semi-annual report should provide you with information on your Fund’s performance and other insights regarding the Fund’s investment strategy and management.

As always, we believe you have a better chance of achieving your investment goals if you adhere to a well thought out investment plan.

Thank you for choosing the Destra Dividend Total Return Fund.

Sincerely,

Peter Amendolair
Chief Investment Officer
Destra Capital Advisors LLC

Index Definition

S&P 500 Index – a capitalization weighted index of 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

DESTRA DIVIDEND TOTAL RETURN FUND
DISCUSSION OF FUND PERFORMANCE

Destra Dividend Total Return Fund as of March 31, 2014
Inception Date: August 10, 2011				Inception Date: November 1, 2011
Share Class	6 months	1 year	Life of Fund	Share Class	6 months	1 year	Life of Fund
A at NAV	9.38%	13.07%	53.53%	C at NAV	8.93%	12.18%	36.14%
A with Load	3.10%	6.58%	44.66%	C with Load	7.93%	11.18%	36.14%
I at NAV	9.53%	13.40%	54.91%
S&P 500 Index	12.51%	21.86%	69.31%	S&P 500 Index	12.51%	21.86%	57.60%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares have a maximum sales charge of 5.75% and a 12b-1 fee of .25%. Class C shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than one year are not annualized. Returns over one year are cumulative. Fund returns include the reinvestment of distributions.

The Dividend Total Return Fund’s estimated total annual operating expense ratios, gross of any fee waiver or expense reimbursement, were anticipated to be 2.13% for Class A, 2.82% for Class C, and 1.80% for Class I shares. There is a voluntary fee waiver currently in place for the Fund through February 1, 2022, to the extent necessary to keep the Fund’s operating expense ratios from exceeding 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares. Without this expense cap, actual returns would be lower.

S&P 500 Index – a capitalization weighted index of 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A Shares have a maximum sales charge of 5.75% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses, or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

DESTRA DIVIDEND TOTAL RETURN FUND
DISCUSSION OF FUND PERFORMANCE, CONTINUED
As of March 31, 2014

Top 10 Holdings as of 3/31/14	% of Total Investments
Enterprise Products Partners LP	4.3%
Merck & Co., Inc.	4.1%
General Electric Co.	4.0%
Intel Corp.	3.6%
Potash Corp. of Saskatchewan, Inc.	3.3%
Johnson & Johnson	3.3%
Energy Transfer Partners LP	3.2%
Energy Transfer Equity LP	3.1%
The Williams Cos., Inc.	3.1%
American Water Works Co., Inc.	3.1%

Portfolio Characteristics	Fund	Index
Number of Holdings	43	500
Average Market Cap	$83.1 bil	$35.4 bil
Price to Earnings Ratio	16.0x	17.4x
Price to Book Ratio	3.6x	4.0x
Master Limited Partnerships	18.7%	N/A

Holdings sectors and security types are subject to change without notice. There is no assurance that the investment process will lead to successful investing.

Glossary

Number of Holdings: The total number of individual securities held by the Fund or covered in the index.

Price to Earnings Ratio: A valuation ratio of current share price compared to its per-share operating earnings over the previous four quarters.

Average Market Capitalization: The average of market capitalization (market price multiplied by the number of shares outstanding) of the stocks in the portfolio.

Price to Book: A ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

DESTRA DIVIDEND TOTAL RETURN FUND
DESTRA DIVIDEND TOTAL RETURN FUND PORTFOLIO MANAGER LETTER

Fund Snapshot

The Destra Dividend Total Return Fund (the “Fund”) is sub-advised by investment manager Miller/Howard Investments, Inc. (“Miller/Howard”). The Fund’s investment objective is to seek long-term total return and current income.

Miller/Howard has been managing income oriented equity strategies since 1991. It believes that financially strong stocks with rising dividends offer the prospects of consistent performance as well as potential added value. Its research shows that dividends can be large contributors to total returns, and that by focusing on companies with a consistent track record of increasing their dividends, investors have an opportunity to generate superior risk-adjusted performance over time. To accomplish this goal the Fund will, in normal markets, seek to invest at least 80% of its net assets in income producing equity securities. The securities in which the Fund may invest include common stocks, preferred shares, convertible securities, warrants, shares of other investment companies and securities, or other instruments whose price is linked to the value of common stock, depository receipts, and securities of master limited partnerships (MLPs). The Fund may invest up to 20% of its assets in securities denominated in non-U.S. dollar currencies, and up to 25% of its assets in MLPs.

The following report is Miller/Howard’s review of the Fund’s performance over the six months comprising the semi-annual reporting period and an outlook for the markets the Fund invests in going forward.

How did the Fund perform during the period of October 1, 2013—March 31, 2014?

During the six-months ended March 31, 2014, the Fund’s Class A shares had a total return of 9.38% based on Net Asset Value (“NAV”), the Class I shares had a total return of 9.53% on NAV and the Class C shares had a total return of 8.93% on NAV. During the period surveyed, the Fund’s benchmark, the S&P 500 Index, returned 12.51%.

S&P 500 Index is a capitalization-weighted index of 500 stocks. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

What were the significant events affecting the economy and market environment during the period surveyed?

Stocks rallied sharply in the fourth quarter of 2013 following the resolution of the Federal government’s partial shutdown and a détente in the debt ceiling negotiations. The rally was further aided by a growing perception that the “tail” risks of another economic meltdown, similar to that which occurred in 2008-2009, were retreating. Through the period, the economy continued to grow, though the pace was bounded on both sides by strong headwinds and tailwinds. Persistent headwinds precluding economic escape velocity were, and continue to be: aging demographics, muted real wage growth, increased out-of-pocket health care expenses, slowing home price appreciation, sovereign debt burdens and weather. On the flipside, several factors have kept the economy from relapse, including population growth, increased worker productivity, low interest rates and muted energy price inflation.

By the beginning of 2014, market P/E multiples had returned to historic average levels, indicating a higher likelihood that further stock price appreciation would track underlying earnings growth, rather than sentiment driven multiple inflation. Indeed that is what occurred. As the first quarter came to a close, lingering uncertainty regarding the trajectory of corporate earnings contributed to increased trading volatility. However, stock prices slowly moved upward which paralleled the slow growth in first quarter corporate earnings.

How did the aforementioned events affect the Fund?

In the fourth quarter of 2013, higher dividend stocks underperformed relative to non-dividend paying stocks by more than historical norms. Yet portfolio stock prices did appreciate along with the broad advance in the equity markets, pushing portfolio yield down slightly. The beginning of 2014 witnessed a marked shift in investors’ preference for high multiple momentum stocks, most of which pay no dividend. While these stocks were high fliers in 2013, some gave up nearly half their total value in the first quarter, as investors reassessed the merits of these hopeful, yet unproven business models. On a relative basis, this sentiment reversal benefitted stocks held in the Fund, which are typically chosen for their less volatile earnings profile, lower debt levels and higher current yields. The Fund’s stocks did not run up as fast as the market in the fourth quarter, and held their gains in the first quarter as the market cadence took a turn towards quality.

DESTRA DIVIDEND TOTAL RETURN FUND
DESTRA DIVIDEND TOTAL RETURN FUND PORTFOLIO MANAGER LETTER, CONTINUED

Which holdings contributed to the Fund’s performance during the period surveyed?

Among the largest contributors to the Fund’s performance during the 6-month period was Energy Transfer Equity LP (3.09% of Net Assets), a general partner of a series of energy limited partnerships that own oil & natural gas transport and processing assets across the United States, including a permitted but not yet constructed liquefied natural gas export terminal. Drug giant Merck & Co. Inc. (4.06% of Net Assets) rose during the period, aided by investor enthusiasm for a growing drug pipeline. And lastly, diversified oil & natural gas pipeline, storage and processing company Enterprise Products Partners LP (4.28% of Net Assets) delivered strong performance. This company continues to grow its multi-year contract-backed backlog of high return ‘bolt-on’ pipeline projects.

Which holdings detracted from the Fund’s performance during the period surveyed?

Offshore drilling company Seadrill Ltd. (2.57% of Net Assets) dragged on the Fund’s performance. While results have been strong, and Seadrill Ltd. possesses the newest fleet of assets in the offshore contract drilling industry, the stock has been negatively impacted by some investors’ concerns that the contract pricing will become weaker in the latter half of 2015, as some global major oil companies have announced intentions to adopt more disciplined exploration budgets in the future. This remains to be seen, as the pressure continues to develop new resources at current commodity prices. At the moment, Seadrill Ltd. appears capable of supporting its sizable dividend, and we continue to monitor longer-term industry developments. These same uncertainties plagued shares of Ensco PLC (1.70% of Net Assets), a competitor to Seadrill Ltd. in this market, and another portfolio laggard. Finally, diversified oil & gas pipeline company Kinder Morgan Partners LP (2.70% of Net Assets) underperformed. Though Kinder Morgan Partners LP has performed quite well for over two decades, and is among the leading names in North American energy, there have been some concerns that it may prove difficult for the company to continue to grow, given its size.

What is your outlook for the asset classes in which the Fund invests?

By the end of the period, market P/E multiples had returned to historic normal levels, suggesting the increasing likelihood that future returns of the market, including those stocks held in the Fund, may be more driven by trends in underlying corporate earnings, rather than rapid sentiment shifts, as has been predominantly the case for the last four years. The most likely scenario in our view is a continuation of a slow-growing economy and the likelihood for near-record low interest rates. On this point, with most developed nation’s governments deeply in debt, a theoretical rise in interest rates would have significant negative impacts on governments’ abilities to both pay higher interest on their debts while continuing to fund the massive programs and services that themselves form a major part of the economy. Cutting back on these in size would likely precipitate a recession, and augur lower rates. Thus, the stars appear aligned for continued slow growth and low rates. Investors’ desire for ‘unfixed income’ — yield-oriented equities that also offer the possibility of rising dividends – remains the focus as we manage the Fund.

DESTRA DIVIDEND TOTAL RETURN FUND
FUNDS RISK DISCLOSURES – DESTRA DIVIDEND TOTAL RETURN FUND

This document may contain forward-looking statements representing Destra’s, the portfolio managers’ or sub-adviser’s beliefs concerning futures operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Some important risks of the Destra Dividend Total Return Fund are:

PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Risk—Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Depositary Receipts Risk—Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives Risk—The use of derivatives such as options entail certain execution, market, liquidity, hedging and tax risks. If the investment adviser’s prediction of movements in the direction of the securities, foreign currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Dividend Income Risk—Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected. Depending upon market conditions, income producing equities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to achieve its investment objective.

Energy Companies Risk—The Fund invests in energy companies, including pipeline and gas distribution companies. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact energy companies.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk—The Fund invests in financial services companies. Financial services companies may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

Foreign Investment Risk/Emerging Markets Risk—Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves

DESTRA DIVIDEND TOTAL RETURN FUND
FUNDS RISK DISCLOSURES – DESTRA DIVIDEND TOTAL RETURN FUND, CONTINUED

higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the annual fund operating expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s annual fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk—The Fund invests in health care companies, including those that are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Information Technology Companies Risk—Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Investment Risk—When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Master Limited Partnership Risk and Sector Risk—An investment in units of master limited partnerships (“MLPs”) involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Utilities Companies Risk—The Fund invests in utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at destracapital.com.

OVERVIEW OF FUND EXPENSES
As of March 31, 2014 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 9/30/13 to 3/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/30/13	Ending Account Value 3/31/14	Annualized Expense Ratios During the Period 9/30/13 to 3/31/14	Expenses Paid During the Period 9/30/13 to 3/31/14†
Destra Dividend Total Return Fund Class A
Actual	$1,000.00	$1,093.83	1.60%	$8.35
Hypothetical (5% return before expenses)	1,000.00	1,016.95	1.60%	8.05
Destra Dividend Total Return Fund Class C
Actual	1,000.00	1,089.30	2.35%	12.24
Hypothetical (5% return before expenses)	1,000.00	1,013.21	2.35%	11.80
Destra Dividend Total Return Fund Class I
Actual	1,000.00	1,095.35	1.32%	6.90
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.32%	6.64

†
Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)

Number of Shares	Description	Fair Value
	Common Stocks - 98.3%

	Consumer Discretionary - 4.2%
22,010	Darden Restaurants, Inc.	$ 1,117,228
28,892	Mattel, Inc	1,158,858
		2,276,086
	Energy - 30.8%
36,050	Energy Transfer Equity LP	1,685,338
32,339	Energy Transfer Partners LP	1,739,515
17,547	Ensco PLC - Class A
	(United Kingdom)	926,131
33,681	Enterprise Products
	Partners LP	2,336,114
14,834	Golar LNG Ltd. (Bermuda)	618,429
19,936	Kinder Morgan Energy
	Partners LP	1,474,267
33,648	Linn Energy LLC	952,911
17,887	ONEOK Partners LP	957,849
17,992	Plains All American Pipeline LP	991,719
39,798	Seadrill Ltd. (Bermuda)	1,399,298
20,771	Spectra Energy Corp	767,281
41,378	The Williams Cos., Inc	1,679,119
18,934	Total SA, ADR (France)	1,242,070
		16,770,041
	Financials - 10.8%
28,824	Ares Capital Corp	507,879
12,241	Bank of Montreal (Canada)	820,270
19,779	CME Group, Inc. - Class A	1,463,844
23,577	Digital Realty Trust, Inc	1,251,467
20,442	HCP, Inc	792,945
19,356	OMEGA Healthcare
	Investors, Inc	648,813
18,934	Senior Housing
	Properties Trust	425,447
		5,910,665
	Health Care - 16.3%
15,075	Baxter International, Inc	1,109,219
28,462	GlaxoSmithKline PLC, ADR
	(United Kingdom)	1,520,724
18,090	Johnson & Johnson	1,776,981
39,014	Merck & Co., Inc	2,214,825
13,447	Novartis AG, ADR (Switzerland)	1,143,264
35,577	Pfizer, Inc	1,142,733
		8,907,746
	Industrials - 3.9%
83,154	General Electric Co	2,152,857
	Information Technology - 12.0%
48,542	Cisco Systems, Inc	1,087,826
75,556	Intel Corp	1,950,100
30,090	Maxim Integrated
	Products, Inc	996,581
21,165	Microchip Technology, Inc	1,010,841
36,904	Microsoft Corp	1,512,695
		6,558,043
	Materials - 5.2%
22,432	International Paper Co	1,029,180
49,205	Potash Corp. of Saskatchewan,
	Inc. (Canada)	1,782,205
		2,811,385
	Telecommunication Services - 6.0%
35,276	AT&T, Inc	1,237,129
10,251	BCE, Inc. (Canada)	442,228
12,723	Verizon Communications, Inc	605,233
26,412	Vodafone Group PLC, ADR
	(United Kingdom)	972,226
		3,256,816
	Utilities - 9.1%
36,783	American Water Works
	Co., Inc	1,669,948
24,000	National Grid PLC, ADR
	(United Kingdom)	1,649,760
46,853	NiSource, Inc	1,664,687
		4,984,395
	Total Investments - 98.3%
	(Cost $46,263,405)	53,628,034

	Other Assets in excess
	of Liabilities - 1.7%	908,034
	Net Assets - 100.0%	$ 54,536,068

Summary by Country	Fair Value	% of Net Assets
Bermuda	$ 2,017,727	3.7%
Canada	3,044,703	5.6
France	1,242,070	2.2
Switzerland	1,143,264	2.1
United Kingdom	5,068,841	9.3
United States	41,111,429	75.4
Total Investments	53,628,034	98.3
Other Assets in excess of Liabilities	908,034	1.7
Net Assets	$54,536,068	100.0%

ADR – American Depositary Receipt
LLC – Limited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (unaudited)

Assets
Investments:
Investments at cost	$46,263,405
Net unrealized appreciation	7,364,629
Total investments at value	53,628,034
Receivables:
Investment securities sold	2,438,475
Capital shares sold	548,079
Dividends and interest	110,767
Due from the advisor	17,354
Foreign tax reclaims	7,475
Total assets	56,750,184

Liabilities
Due to custodian	1,872,306
Payables:
Capital shares payable	171,706
Due to advisor	39,907
Legal fees	22,133
Blue Sky fees	14,387
Transfer agent fees	14,093
Audit fees	13,615
Trustees’ fees	4,067
Distribution payable	995
Other expenses and liabilities	60,907
Total liabilities	2,214,116
Net Assets	$54,536,068

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$46,272,239
Undistributed net investment income	44,425
Accumulated net realized gain on investments	854,775
Net unrealized appreciation on investments	7,364,629
Net Assets	$54,536,068

Net Assets
Class A	$24,323,219
Class C	$12,682,064
Class I	$17,530,785

Shares Outstanding
Class A	1,133,115
Class C	655,612
Class I	816,483

Net Asset Value Per Share
Class A	$21.47
Maximum Offering Price Per Share	$22.78
Class C	$19.34
Class I	$21.47

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the six months ended March 31, 2014 (unaudited)

Investment Income
Dividends	$1,767,352
Less: foreign taxes withheld	(16,209)
Total Investment Income	1,751,143

Expenses
Advisory fees	216,881
Transfer agent fees	50,098
Administration and accounting fees	40,264
Legal fees	37,397
Distribution fees Class A	30,845
Distribution fees Class C	56,609
Shareholder reporting fees	18,013
Shareholder service fees	17,367
Blue Sky Class A	12,465
Blue Sky Class C	9,972
Blue Sky Class I	12,465
Audit fees	12,465
Custody fees	8,758
Trustees’ fees and expenses	8,617
Insurance fees	5,762
Other expenses	2,238
Total expenses	540,216
Less: expense waivers and reimbursements	(110,560)
Net expenses	429,656
Net Investment Income	1,321,487

Realized and Unrealized Gain:
Net realized gain on investments in securities	943,166
Net change in unrealized appreciation on investments in securities	2,278,415
Net realized and unrealized gain on investments in securities	3,221,581
Net Increase in Net Assets Resulting from Operation	$4,543,068

The accompanying notes are an integral part of these financial statement.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended March 31, 2014 and the year ended September 30, 2013

	For the six months ended March 31, 2014 (Unaudited)	For the year ended September 30, 2013
Increase in Net Assets Resulting from Operations
Net investment income	$1,321,487	$671,185
Net realized gain on investments in securities	943,166	672,444
Net change in unrealized appreciation on investments in securities	2,278,415	3,681,038
Net increase in net assets resulting from operations	4,543,068	5,024,667

Class A
Distribution to Shareholders
Net investment income	(597,516)	(355,702)
Net realized gain	(275,774)	—
Total distributions to shareholders	(873,290)	(355,702)

Class C
Distribution to Shareholders
Net investment income	(293,097)	(83,456)
Net realized gain	(139,959)	—
Total distributions to shareholders	(433,056)	(83,456)

Class I
Distribution to Shareholders
Net investment income	(439,205)	(253,368)
Net realized gain	(165,694)	—
Total distributions to shareholders	(604,899)	(253,368)

Class A
Capital Share Transactions
Proceeds from shares sold	5,341,017	10,007,004
Dividends reinvested	508,340	306,572
Cost of shares redeemed	(6,192,571)	(4,834,362)
Net increase (decrease) from capital share transactions	(343,214)	5,479,214

Class C
Capital Share Transactions
Proceeds from shares sold	2,172,995	4,580,641
Dividends reinvested	235,221	67,469
Cost of shares redeemed	(382,988)	(419,418)
Net increase from capital share transactions	2,025,228	4,228,692

Class I
Capital Share Transactions
Proceeds from shares sold	4,860,407	8,930,082
Dividends reinvested	370,493	221,413
Cost of shares redeemed	(2,173,341)	(5,285,185)
Redemption fees	3,918	12,917
Net increase from capital share transactions	3,061,477	3,879,227

Total increase in net assets	7,375,314	17,919,274
Net Assets
Beginning of period	47,160,754	29,241,480
End of period	$54,536,068	$47,160,754
Undistributed net investment income at end of period	$44,425	$52,756

The accompanying notes are an integral part of these financial statement.

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the six months ended March 31, 2014 and the year ended September 30, 2013

	For the six months ended March 31, 2014 (Unaudited)	For the year ended September 30, 2013
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	1,147,050	862,884
Shares sold	253,158	515,170
Shares reinvested	23,872	16,203
Shares redeemed	(290,965)	(247,207)
Shares outstanding, end of period	1,133,115	1,147,050

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	549,498	307,161
Shares sold	114,008	262,273
Shares reinvested	12,241	3,983
Shares redeemed	(20,135)	(23,919)
Shares outstanding, end of period	655,612	549,498

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	673,789	463,036
Shares sold	229,383	469,947
Shares reinvested	17,392	11,649
Shares redeemed	(104,081)	(270,843)
Shares outstanding, end of period	816,483	673,789

The accompanying notes are an integral part of these financial statement.

FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2014, the year ended September 30, 2013, the year ended September 30, 2012 and the period ended September 30, 2011

	For the six months ended March 31, 2014 (unaudited)		For the year ended September 30, 2013	For the year ended September 30, 2012		For the period August 10, 2011* to September 30, 2011
Class A
Net asset value, beginning of period	$20.35		$18.23	$15.14		$15.00
Investment operations:
Net investment income1	0.55		0.34	0.36		0.02
Net realized and unrealized gain	1.35		2.14	2.99		0.12
Net Increase in Net Asset Value from Operations	1.90		2.48	3.35		0.14

Distributions paid to shareholders from:
Net investment income	(0.54)		(0.36)	(0.26)		—
Net realized gains	(0.24)		—	—	5	—
Total distributions	(0.78)		(0.36)	(0.26)		—

Net asset value, end of period	$21.47		$20.35	$18.23		$15.14

TOTAL RETURN2	9.38	%4	13.78%	22.23%		0.93	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$24,323		$23,338	$15,734		$25
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.60	%3	1.60%	1.60%		1.60	%3
Expenses, prior to expense reimbursements/waivers	2.10	%3	2.12%	3.95%		532.98	%3
Net investment income	5.25	%3	1.77%	2.06%		1.05	%3
Portfolio turnover rate	16	%4	21%	17%		—	%4

Class C
Net asset value, beginning of period	$18.41		$16.50	$15.00	†	—
Investment operations:
Net investment income1	0.42		0.18	0.19	†	—
Net realized and unrealized gain	1.21		1.93	1.41	†	—
Net Increase in Net Asset Value from Operations	1.63		2.11	1.60	†	—

Distributions paid to shareholders from:
Net investment income	(0.46)		(0.20)	(0.10	)†	—
Net realized gains	(0.24)		—	—	5†	—
Total distributions	(0.70)		(0.20)	(0.10	)†	—

Net asset value, end of period	$19.34		$18.41	$16.50	†	$—

TOTAL RETURN2	8.93	%4	12.89%	10.71	%4†	—%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$12,682		$10,114	$5,067	†	$—
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	2.35	%3	2.35%	2.35	%3†	—
Expenses, prior to expense reimbursements/waivers	2.71	%3	2.81%	6.67	%3†	—
Net investment income	4.45	%3	1.02%	1.26	%3†	—
Portfolio turnover rate	16	%4	21%	17	%4†	—%

The accompanying notes are an integral part of these financial statement.

FINANCIAL HIGHLIGHTS, CONTINUED
For the six months ended March 31, 2014, the year ended September 30, 2013, the year ended September 30, 2012 and the period ended September 30, 2011

For the six months ended March 31, 2014 (unaudited)	For the year ended September 30, 2013	For the year ended September 30, 2012	For the period August 10, 2011* to September 30, 2011
Class I
Net asset value, beginning of period	$20.35	$18.23	$15.14	$15.00
Investment operations:
Net investment income1	0.59	0.39	0.38	0.04
Net realized and unrealized gain	1.33	2.14	3.02	0.10
Net Increase in Net Asset Value from Operations	1.92	2.53	3.40	0.14

Distributions paid to shareholders from:
Net investment income	(0.57)	(0.43)	(0.32)	—
Net realized gains	(0.24)	—	—	5	—
Total distributions	(0.81)	(0.43)	(0.32)	—

Redemption Fees	0.01	0.02	0.01	—

Net asset value, end of period	$21.47	$20.35	$18.23	$15.14

TOTAL RETURN2	9.53	%4	14.17%	22.72%	0.93	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$17,531	$13,709	$8,440	$1,010
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.32	%3	1.32%	1.32%	1.32	%3
Expenses, prior to expense reimbursements/waivers	1.70	%3	1.79%	6.26%	44.22	%3
Net investment income	5.60	%3	2.02%	2.18%	1.60	%3
Portfolio turnover rate	16	%4	21%	17%	—	%4

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to September 30, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.

The accompanying notes are an integral part of these financial statement.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of one fund, the Destra Dividend Total Return Fund (the “Fund” or “Dividend Total Return Fund”). Effective March 1, 2013, the Trust’s Board of Trustees approved a name change from Destra High Dividend Strategy Fund to Destra Dividend Total Return Fund. The Dividend Total Return Fund’s investment objective is to seek long-term total return and current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Dividend Total Return Fund:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise shall be valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited), CONTINUED

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2014:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$53,628,034	$—	$—	$53,628,034
Total	$53,628,034	$—	$—	$53,628,034

*	Please refer to the schedule of investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended March 31, 2014.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders through annual distributions. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited), CONTINUED

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Fund and Destra Capital Advisors LLC, the Fund’s investment advisor (the “Advisor”), subject to the oversight of the Trust’s Board of Trustees, the Advisor is responsible for managing the investment and reinvestment of the assets of the Fund in accordance with the Fund’s investment objectives and policies and limitations and providing day-to-day administrative services either directly or through others selected by it for the Fund. The Advisor receives an annual fee payable monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C, and Class I of the Fund to 1.60%, 2.35%, and 1.32%, respectively. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

The Fund has retained Miller/Howard Investments, Inc. (“Miller/Howard”) to serve as its investment sub-adviser. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Miller/Howard equal to one half of the net advisory fees collected by the Advisor net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Fund.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A and C shares have adopted a distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and C shares of the Fund, respectively. Payments are made to Destra Capital Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

For the period ended March 31, 2014 the Fund incurred distribution fees under the Plan as follows:

Fund Class	Class A	Class C
Destra Dividend Total Return Fund	$30,845	$56,609

For the period ended March 31, 2014 the Fund incurred shareholder servicing fees under the Plan as follows:

Fund Class	Class A	Class C	Class I
Destra Dividend Total Return Fund	$16,039	$1,328	$ —

5. FEDERAL INCOME TAX MATTERS

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for US federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund does not expect to be subject to US federal excise tax.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited), CONTINUED

For the period ended March 31, 2014, the cost of investments on a tax basis, including any adjustment for financial reporting purposes, were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$46,269,399	$8,664,286	$1,305,651	$7,358,635

6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra Dividend Total Return Fund	$12,706,337	$7,744,200

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Fund’s Class A, C, and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase.

A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in the Fund’s Prospectus.

8. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

BOARD CONSIDERATIONS REGARDING THE APPROVAL OF THE INVESTMENT MANAGEMENT
AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Destra Investment Trust (the “Trust”), and separately the Trustees who are not “interested persons” as the term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), is responsible for approving the continuation of the Investment Management Agreement with Destra Capital Advisors LLC (“Destra Advisors”) and the Investment Sub-Advisory Agreement with Destra Advisors and Miller/Howard Investments, Inc. (“Miller/Howard,” and together with Destra Advisors, the “Advisers”) (together, the Investment Management Agreement and Investment Sub-Advisory Agreement will be referred to as the “Agreements”) for the Destra Dividend Total Return Fund (formerly, Destra High Dividend Strategy Fund) (the “Fund”). At a meeting held on February 19, 2014, the Board and the Independent Trustees, voting separately, determined that the Agreements continue to be in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved their continuation for an additional one-year term.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received materials in advance of the Board meeting from Destra Advisors and Miller/Howard. The materials, among other things, outlined the services provided by Destra Advisors and Miller/Howard (including the relevant personnel responsible for these services and their experience); the current advisory and sub-advisory fees as compared to fees charged by investment advisers to comparable funds; the investment performance of the Fund as compared to comparable funds; the current expenses of the Fund as compared to those of comparable funds; the nature of expenses incurred in providing services to the Fund and economies of scale, if any; certain financial information of Destra Advisors and Miller/Howard; fall out benefits to Destra Advisors, Destra Capital Investments LLC and Miller/Howard; and a summary of Destra Advisors’ compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by Destra Advisors and Miller/Howard. The Board applied its business judgment to determine whether the arrangements between the Trust, Destra Advisors and Miller/Howard are reasonable business arrangements from the Fund’s perspective as well as from the perspective of shareholders.

Nature, Extent and Quality of Services

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of services provided under the Agreements, and noted that Destra Advisors’ employees have significant experience in providing management services to other investment companies prior to their tenure at Destra Advisors. The Board considered Destra Advisors’ role in relation to that of Miller/Howard, including its supervision of Miller/Howard’s provision of sub-advisory services, its compliance testing, its oversight of service providers, its role in valuation of Fund holdings, and its monitoring and evaluation of the performance of the Fund, among other things. The Board also considered the compliance and regulatory histories of the Advisers and the skills of their employees who work with the Fund. In addition to advisory services, the Independent Trustees considered the quality of any administrative or non-advisory services provided. The Board also considered the investment performance of the Fund in comparison to that of comparable funds. The Board considered the financial condition of Destra Advisors and its ongoing fee waivers and agreement to cap expenses of the Fund. The Board concluded that the Advisers continue to have the capabilities and resources to provide investment management and sub-advisory services, as relevant, to the Fund, including, in the case of Destra Advisors, to oversee the operations of the Fund and the services provided by other service providers. Based on their review, the Independent Trustees found that, overall, the nature, extent and quality of services provided to the Fund under the Agreements have been and continue to be satisfactory.

Fund Performance

The Board, and separately the Independent Trustees, reviewed and considered the short performance history of the Fund. The Board was provided with reports, independently prepared by Lipper Analytics, a third party analysis firm (“Lipper”), which also included a comprehensive analysis of the Fund’s performance in the Equity Income Category. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Performance Group and Performance Category, as well as its benchmark index, along with a description of the methodology used by Lipper to select funds in the Performance Group and Performance Universe. The Board was also provided with a more targeted peer comparison created by Destra Advisors. The Fund’s total return performance for the one-year and

BOARD CONSIDERATIONS REGARDING THE APPROVAL OF THE INVESTMENT MANAGEMENT
AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT, CONTINUED

two-year periods ended December 31, 2013 placed it in the fourth and third quintiles, respectively, in its Lipper Performance Group and in the fifth and fifth quintiles, respectively, in its Performance Universe. The Board was advised that the Equity Income Category used by Lipper was a reasonably suitable comparison for the Fund but it was noted that the broad Equity Income group at Lipper can include funds that reach for yield and/or use techniques like option writing or sector rotation to harvest dividends, which are extremely different investment strategies from Miller/Howard’s buy and hold philosophy. In addition, the Lipper information was for one-year and two-year periods ended December 31, 2013 and the Board attaches more importance to performance over relatively longer periods of time. The Board noted that Miller/Howard remained consistent with its investment style and adhered to its investment mandate.

Expenses and Fees

The Trustees also reviewed information showing the advisory fee and expense ratio of the Fund as compared to those of a peer group. The Board noted the services provided by Destra Advisors for the annual advisory fee of 0.85% of the Fund’s average daily net assets and compared the contractual advisory fee to the advisory fees paid by the peer funds, noting that it was in the third quintile in its Lipper Peer Group. However, the Board noted that each of the Advisers had waived all fees since inception of the Fund and that Destra Advisors has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), remain at 1.60% for Class A shares, 2.35% for Class C shares, 1.70% for Class P shares (not yet commenced operations) and 1.32% for Class I shares of the Fund’s average daily net assets until February 1, 2022. The Board also considered the services provided by Miller/Howard for its sub-advisory fee of 0.425% of the Fund’s average daily net assets. The Board compared the sub-advisory fee to the fees charged by Miller/Howard to its non-Fund institutional client accounts.

The Trustees noted that expenses borne by Destra Advisors are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap. The Board considered the cost of services provided to the Fund by Destra Advisors. The Board received and considered expense information regarding the Fund’s various expense components and comparisons of the Fund’s net total expenses (taking the expense cap into account) to the Lipper peers. The Board was aware that the Fund’s expenses were in the bottom Lipper quintile in relation to peers, but attributed that largely to the small size of the Fund and the Destra complex in relation to peers. In light of the nature, extent and quality of services provided under the Agreements, and in light of Destra Advisors’ agreement to waive fees and/or subsidize the Fund’s expenses as described above and other relevant factors, the Board determined that the investment advisory fee and sub-advisory fee for the Fund were fair and reasonable.

Economies of Scale and Profitability

The Board considered Destra Advisors’ representation that the advisory fees have been and continue to be structured to pass the benefits of economies of scale on to shareholders as the Fund’s assets grow through reduced advisory fees at certain asset levels. The Board took the costs borne by Destra Advisors in connection with its services performed under the Investment Management Agreement into consideration. Additionally, the Board considered Destra Advisors’ profitability and noted that Destra Advisors had agreed to cap the Fund’s expenses until February 1, 2022.

Other Benefits to the Advisers

The Board considered that Destra Advisors had identified as a fall out benefit to Destra Advisors and Destra Capital Investments LLC the raising of its stature in the investment management industry and its marketing of sub-adviser-managed separate accounts. The Board also noted that Destra Advisors has not utilized soft dollars in connection with its management of the Fund’s portfolio, although Miller/Howard has done so. The Board also considered any potential fall out benefits to Miller/Howard from this arrangement. Based on their review, the Independent Trustees concluded that any indirect benefits received by an Adviser as a result of its relationship with the Fund were reasonable.

Board Determination

After discussion, the Board and the Independent Trustees, voting separately, concluded that, based upon such information as they considered necessary to the exercise of their reasonable business judgment, it was in the best interests of the Fund to approve the continuation of the Agreements for an additional one-year term. No single factor was identified as determinative in the Board’s or Independent Trustees’ analyses.

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of the Fund. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532. The Statement of Additional Information includes additional information about the Trustees and Officers and is available without charge by calling Destra Capital Advisors LLC at (877) 287-9646, writing to Destra Capital Advisors LLC at 901 Warrenville Road, Suite 15, Lisle, IL 60532 or visiting Destra Capital Advisors LLC at destracapital.com/literature.

Independent Trustees
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Diana S. Ferguson Birth year: 1963	Trustee	Term- Indefinite* Length of Service- Since 2010	Chief Financial Officer (2010-2011), Chicago Board of Education; Senior Vice President and Chief Financial Officer (2008), Folgers Coffee Company; Executive Vice President and Chief Financial Officer (2007-2008), Merisant Worldwide; Senior Vice President and Chief Financial Officer (2001-2007), Sara Lee Foodservice	3	Tree House Foods Urban Partnership Bank
William M. Fitzgerald, Sr. Birth Year: 1964	Trustee	Term- Indefinite* Length of Service- Since 2010	Managing Member and Chief Investment Officer (2011-present), Fitzgerald Asset Management; Managing Member and Chief Investment Officer, Global Infrastructure Asset Management LLC; Managing Director (1988-2007), Nuveen Investments LLC; Chief Investment Officer (2000-2007), Nuveen Asset Management; Director, Syncora Holdings Ltd. and its affiliates, Syncora Guarantee Inc. and Syncora Capital Assurance Inc.- Financial Guarantee Company	3
Director, Syncora
Holdings Ltd. and its
affiliates, Syncora
Guarantee Inc. and
Syncora Capital Assurance
Inc.- Financial Guarantee
Company (2009-2011),
Ariel Education Initiative,
Advisory Board of
Bannockburn Securities,
LLC

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)

Independent Trustees, continued
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees, continued
Louis A. Holland, Jr. Birth Year: 1964	Trustee	Term- Indefinite Length of Service- Since 2010	President and Chief Financial Officer (2008-present), CUMOTA LLC; Managing Director (2000-2008), Nuveen Investments	3
Corporate Board of
Director, Holland Capital
Management- Asset
Management Industry
(2008-present); Corporate
Board, Lumifi-Search
Technology (2006-2009);
Trustee, HP Schmaltz
Restaurants (2006-
present); Corporate Board
of Director, Schmaltz
ONLINE; Trustee, Jobs
For Youth (2006-2010);
Board Member, PADS
(2010-present); National
Board Member, National
Alzeheimer’s Association
Board (2011-present)

Interested Trustee
Nicholas Dalmaso ** Birth Year: 1965	Trustee and Chief Executive Officer	Term- Indefinite Length of Service- Since 2010	Co-Chairman, General Counsel and Chief Operating Officer of Destra Capital Management LLC, President, Chief Operating Officer and General Counsel, Destra Capital Advisors LLC; President, Chief Operating Officer and General Counsel, Destra Capital Investments LLC; (2001-2008) General Counsel and Chief Administrative Officer, Claymore Securities, Inc.	3	None

*	Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
**	Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust
Anne Kochevar Birth Year: 1963	Chief Compliance Officer	Term- Indefinite Length of Service- Since 2010	Senior Managing Director, Destra Capital Management LLC, Destra Capital Advisors LLC and Destra Capital Investments LLC; Senior Managing Director (2002-2010), Claymore Securities, Inc.
Linda Fryer Birth Year: 1973	Chief Financial Officer and Treasurer	Term- Indefinite Length of Service- Since 2012	Chief Financial Officer, Destra Fund Administration
Justin M. Pfaff Birth Year: 1981	Secretary	Term- Indefinite Length of Service- Since 2014	Managing Director, Destra Capital Advisors, LLC and Destra Capital Investments LLC; Vice President (2005-2013), Guggenheim Investments

TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser
Diana S. Ferguson	Nicholas Dalmaso	Destra Capital Advisors LLC
	Chief Executive Officer	Lisle, IL
William M. Fitzgerald
	Anne Kochevar	Distributor
Louis A. Holland, Jr.	Chief Compliance Officer	Destra Capital Investments LLC
Lisle, IL
Nicholas Dalmaso*	Linda Fryer
	Chief Financial Officer	Administrator, Accounting Agent,
* “Interested Person” of the Trust, as		Custodian and Transfer Agent
defined in the Investment Company	Justin Pfaff	The Bank of New York Mellon
Act of 1940, as amended.	Secretary	New York, NY

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of their shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 287-9646.

Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Destra Investment Trust

By (Signature and Title)*                  /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           May 27, 2014

By (Signature and Title)*                  /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date           May 27, 2014

* Print the name and title of each signing officer under his or her signature.